General Information (Details 1)	12 Months Ended
Dec. 31, 2022
License Brand Name [Member]
Statement [Line Items]
License Validity Date	June 2027	[1]
Adrenaline, Adrenaline Rush in Chile [Member]
Statement [Line Items]
License Validity Date	February 2028	[2]
Amstel In Argentina [Member]
Statement [Line Items]
License Validity Date	10 years renewables	[3]
Amstel in Paraguay [Member]
Statement [Line Items]
License Validity Date	September 2024	[1]
Amstel In Uruguay [Member]
Statement [Line Items]
License Validity Date	In process	[4]
Austral In Chile [Member]
Statement [Line Items]
License Validity Date	July 2024	[5]
Blue Moon In Chile [Member]
Statement [Line Items]
License Validity Date	December 2025	[6]
Blue Moon In Paraguay [Member]
Statement [Line Items]
License Validity Date	In process	[4]
Coors In Chile [Member]
Statement [Line Items]
License Validity Date	December 2025	[7]
Crush, Canada Dry in Chile [Member]
Statement [Line Items]
License Validity Date	December 2023	[8]
Fernet Branca, Brancamenta, Punt E Mes, Borghetti, Carpano Rosso and Carpano Bianco in Chile [Member]
Statement [Line Items]
License Validity Date	December 2024
Frugo in Chile [Member]
Statement [Line Items]
License Validity Date	Indefinitely
Gatorade in Chile [Member]
Statement [Line Items]
License Validity Date	December 2043	[9]
Grolsch in Argentina [Member]
Statement [Line Items]
License Validity Date	May 2028
Heineken In Bolivia [Member]
Statement [Line Items]
License Validity Date	December 2024	[2]
Heineken in Paraguay [Member]
Statement [Line Items]
License Validity Date	May 2023	[1]
Mas In Uruguay [Member]
Statement [Line Items]
License Validity Date	December 2028	[10]
Heineken In Chile, Argentina and Uruguay [Member]
Statement [Line Items]
License Validity Date	10 years renewables	[11]
Heineken in Colombia [Member]
Statement [Line Items]
License Validity Date	March 2028	[12]
Kunstmann in Colombia [Member]
Statement [Line Items]
License Validity Date	July 2025	[1]
Miller in Argentina [Member]
Statement [Line Items]
License Validity Date	December 2026	[12]
Miller and Miller Genuine Draft in Colombia [Member]
Statement [Line Items]
License Validity Date	December 2026	[13]
Miller In Uruguay [Member]
Statement [Line Items]
License Validity Date	July 2026	[8]
Nestle Pura Vida in Chile [Member]
Statement [Line Items]
License Validity Date	December 2027	[8]
Paulaner in Paraguay [Member]
Statement [Line Items]
License Validity Date	April 2025
Pepsi, Seven Up and Mirinda in Chile [Member]
Statement [Line Items]
License Validity Date	December 2043
Red Bull in Chile [Member]
Statement [Line Items]
License Validity Date	Indefinitely	[14]
Sol in Chile and Argentina [Member]
Statement [Line Items]
License Validity Date	10 years renewables	[11]
Sol in Colombia [Member]
Statement [Line Items]
License Validity Date	March 2028	[15]
Sol in Paraguay [Member]
Statement [Line Items]
License Validity Date	January 2023
Te Lipton in Chile [Member]
Statement [Line Items]
License Validity Date	December 2030
Tecate in Colombia [Member]
Statement [Line Items]
License Validity Date	March 2028	[15]
Warsteiner para Argentina [Member]
Statement [Line Items]
License Validity Date	May 2028	[16]
Watt's in Chile [Member]
Statement [Line Items]
License Validity Date	Indefinitely
Watt's in Paraguay [Member]
Statement [Line Items]
License Validity Date	July 2026	[17]
Watt's in Uruguay [Member]
Statement [Line Items]
License Validity Date	99 years
Patagonia in Chile [Member]
Statement [Line Items]
License Validity Date	Indefinitely
Polar Imperial in Chile [Member]
Statement [Line Items]
License Validity Date	Indefinitely

[1]	Renewable for successive periods of 3 years.
[2]	License for 10 years, automatically renewable for periods of 5 years, unless notice of non-renewal.
[3]	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
[4]	Distribution started; distribution contract under negotiation.
[5]	Renewable for periods of two years, subject to the compliance of the contract conditions.
[6]	If Renewal criteria have benn satisfied, renewable through December, 2025, thereafter shall automatically renew every year for a new term of 5 years (Rolling Contract).
[7]	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 5 years, subject to the compliance of the contract conditions.
[8]	License renewable for periods of 5 years, subject to the compliance of the contract conditions.
[9]	License was renewed for a period equal to the duration of the Shareholders Agreement of Bebidas CCU-PepsiCo SpA.
[10]	Renewable contract for successive periods of 10 years.
[11]	License for 10 years, automatically renewable on the same terms (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
[12]	After the initial termination date, License is automatically renewable each year for a period of 5 years (Rolling Contract), unless notice of non-renewal is given.
[13]	License renewable for one period of 5 years, subject to the compliance of the contract conditions.
[14]	Indefinite contract, notice of termination 6 months in advance.
[15]	The contract will remain in effect as long as the Heineken license agreeemente for Colombia remains in force.
[16]	Prior to the expiration of the term, the parties will negotiate its renewal for another 5 years.
[17]	Sub-license is renewed automatically and successively for two periods of 5 years each, subject to the terms and conditions stipulated in the International Sub-license agreement of December 28, 2018 between Promarca Internacional Paraguay S.R.L. and Bebidas del Paraguay S.A.